Intangible Assets - Schedule of Composition of Intangible Assets (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 15,249	R$ 14,621	R$ 12,953	R$ 11,810
Temporary Easements Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	8	9	10	9
Onerous Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	4	4	5	6
Assets of Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	14,284	13,555	11,807	11,674
Assets of Concession GSF [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	697	832	966
Other Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	60	15	4	8
Useful Life Defined Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	15,053	14,415	R$ 12,792	R$ 11,697
Intangible Assets Under Developments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	196	206
Historical Cost [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	26,612	25,172
Historical Cost [Member] | Temporary Easements Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	15	15
Historical Cost [Member] | Onerous Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	14	14
Historical Cost [Member] | Assets of Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	25,217	23,813
Historical Cost [Member] | Assets of Concession GSF [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	1,031	1,032
Historical Cost [Member] | Other Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	139	92
Historical Cost [Member] | Useful Life Defined Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	26,416	24,966
Historical Cost [Member] | Intangible Assets Under Developments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	196	206
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets	(11,363)	(10,551)
Accumulated depreciation and amortisation [member] | Temporary Easements Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	(7)	(6)
Accumulated depreciation and amortisation [member] | Onerous Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	(10)	(10)
Accumulated depreciation and amortisation [member] | Assets of Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	(10,933)	(10,258)
Accumulated depreciation and amortisation [member] | Assets of Concession GSF [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	(334)	(200)
Accumulated depreciation and amortisation [member] | Other Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	(79)	(77)
Accumulated depreciation and amortisation [member] | Useful Life Defined Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	R$ (11,363)	R$ (10,551)